Goodwill and Other Intangible Assets - Schedule of Estimated Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Estimated Amortization Expense Related to Intangible Assets [Abstract]
2025		$ 2,860
2026		2,860
2027		2,485
2028		1,360
2029		1,360
Thereafter		6,460
Total	$ 16,670	$ 17,385